Performance Share Award Activity (Detail)	12 Months Ended
Jun. 30, 2019 $ / shares shares
Performance Share Awards
Number of Shares
Nonvested - June 30, 2018 | shares	382,270
Granted | shares	218,583
Vested | shares	(100,481)
Forfeited | shares	(86,721)
Nonvested - June 30, 2019 | shares	413,651
Weighted Average Grant Date Fair Value
Nonvested - June 30, 2018 | $ / shares	$ 24.57
Granted | $ / shares	38.00
Vested | $ / shares	17.84
Forfeited | $ / shares	22.24
Nonvested - June 30, 2019 | $ / shares	$ 36.80
Cash-Based Performance Share Units
Number of Shares
Nonvested - June 30, 2018 | shares	17,279
Granted | shares	11,943
Vested | shares	(4,398)
Forfeited | shares	(600)
Nonvested - June 30, 2019 | shares	24,224
Weighted Average Grant Date Fair Value
Nonvested - June 30, 2018 | $ / shares	$ 25.71
Granted | $ / shares	44.00
Vested | $ / shares	17.84
Forfeited | $ / shares	38.77
Nonvested - June 30, 2019 | $ / shares	$ 37.47